Reserves for Losses (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Changes in the Card Member receivables reserve for losses
Balance, January 1	$ 386,000,000	$ 428,000,000	$ 438,000,000
Provisions	792,000,000	648,000,000	601,000,000
Net write-offs	(683,000,000)	(669,000,000)	(640,000,000)
Other	(30,000,000)	(21,000,000)	29,000,000
Balance, December 31	$ 465,000,000	$ 386,000,000	$ 428,000,000